TRADE PAYABLES AND OTHER - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 31	€ 58
Deferred revenue related to contract liabilities	€ 51	€ 60